Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Goldman Sachs Mortgage Company

(the “Loan Seller”)

GS Mortgage Securities Corporation II (the “Depositor” and together with the Loan Seller, the “Company”)

Goldman Sachs Bank USA
Goldman Sachs & Co. LLC
Bank of Montreal

BMO Capital Markets Corp.

Nomura Securities International, Inc.

NWL Company, LLC

(collectively, the “Specified Parties”):

Re: BLOX Trust 2026-BLOX – Data File Procedures

On July 28, 2026, we issued an independent accountants’ agreed-upon procedures report relating to certain information with respect to one Mortgage Loan (defined below). The Loan Seller informed us that the anticipated repayment date and maturity date of the Mortgage Loan had changed and requested that a new report be issued. The independent accountants’ agreed-upon procedures report described herein supersedes the report issued on July 28, 2026. Furthermore, the specified parties have been instructed to no longer use or rely upon the report issued on July 28, 2026.

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BLOX 2026-BLOX Accounting File.xlsx” provided by the Loan Seller on August 3, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and two related properties (the “Properties”) as of August 17, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BLOX Trust 2026-BLOX, Commercial Mortgage Pass-Through Certificates, Series 2026-BLOX (the “Certificates”). The Loan Seller is responsible for the specified attributes identified by the Loan Seller in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

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•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%,

respectively.

•	The term "Provided by the Loan Seller”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Loan Seller to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Loan Seller and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Loan Seller and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Seller.
•	The term “Provided Information” means the Loan Files, Calculation Methodology and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Loan Seller. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Loan Seller to perform and the associated findings are as follows for the Mortgage Loan and Properties included in the Data File:

A.	We compared the Compared Attributes (except for those with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Loan Seller indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception (except for those Compared Attributes with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Loan Seller, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

2

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Loan Seller,

(ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
August 3, 2026

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by the Loan Seller
Loan / Property Flag	Provided by the Loan Seller
Number of Properties	Provided by the Loan Seller
Originator	Draft Loan Agreement
Originator Entity Type	Draft Loan Agreement
Mortgage Loan Seller	Provided by the Loan Seller
Property Name	Provided by the Loan Seller
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report, Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
SF	Underwriting File
Mortgage Loan Original Balance ($)	Draft Loan Agreement, Allocated Loan Amount Schedule
Pari Passu Split (Y/N)	Provided by the Loan Seller
Mortgage Loan Rate (%)	Provided by the Loan Seller
Administrative Fee Rate (%)	Provided by the Loan Seller
Interest Accrual Method	Draft Loan Agreement
Interest Accrual Period	Draft Loan Agreement
Origination Date	Provided by the Loan Seller
First Due Date	Provided by the Loan Seller
A-1

ATTACHMENT A

Attribute	Source Document(s)
Last IO Due Date	Draft Loan Agreement
First P&I Due Date	Draft Loan Agreement
Anticipated Repayment Date	Provided by the Loan Seller
Hyper Am Loan Maturity Date	Provided by the Loan Seller
Hyper-Am Coupon	Provided by the Loan Seller
Due Date	Draft Loan Agreement
Grace Period- Late Fee	Draft Loan Agreement
Grace Period- Default	Draft Loan Agreement
Amortization Type	Draft Loan Agreement
Original Amortization Term (Mos.)	Draft Loan Agreement
Remaining Amortization Term (Mos.)	Draft Loan Agreement
Lockbox	Draft Loan Agreement, Draft Cash Management Agreement
Cash Management	Draft Loan Agreement, Draft Cash Management Agreement
Cash Management Triggers	Draft Loan Agreement, Draft Cash Management Agreement
Performance Test Trigger Level	Draft Loan Agreement, Draft Cash Management Agreement
Cross-Collateralized (Y/N)	Provided by the Loan Seller
Crossed Group	Provided by the Loan Seller
Lockout Period	Draft Loan Agreement
Lockout Expiration Date	Draft Loan Agreement
Prepayment Begin Date	Provided by the Loan Seller
Prepayment End Date	Provided by the Loan Seller
Open Period Begin Date	Provided by the Loan Seller
Open Period (Payments)	Provided by the Loan Seller
Prepayment Type	Draft Loan Agreement
Prepayment Provision	Provided by the Loan Seller
A-2

ATTACHMENT A

Attribute	Source Document(s)
Partially Prepayable without Penalty	Draft Loan Agreement
Partially Prepayable without Penalty Description	Draft Loan Agreement
Partial Collateral Release Description	Draft Loan Agreement
Yield Maintenance Index	Draft Loan Agreement
Yield Maintenance Discount	Draft Loan Agreement
Yield Maintenance Margin	Draft Loan Agreement
Yield Maintenance Calculation Method	Draft Loan Agreement
Day of Month Prepayment Permitted	Draft Loan Agreement
Due on Sale	Draft Loan Agreement
Due on Encumbrance	Draft Loan Agreement
Other Subordinate Debt Balance ($)	Draft Loan Agreement
Other Subordinate Debt Type	Draft Loan Agreement
Future Debt Allowed?	Draft Loan Agreement
Mortgage Assumable?	Draft Loan Agreement
Assumption Fee	Draft Loan Agreement
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
Single Tenant (Y/N)	Underwriting File
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
A-3

ATTACHMENT A

Attribute	Source Document(s)
Earthquake Insurance Required (Y/N)	Draft Loan Agreement, Engineering Report
Terrorism Insurance Required (Y/N)	Draft Loan Agreement
Environmental Insurance Required (Y/N)	Draft Loan Agreement
Blanket Insurance Policy (Y/N)	Insurance Report
Lien Position	Provided by the Loan Seller
Ownership Interest	Ground Lease
Condominium Present?	Condominium Documents
Ground Lease (Y/N)	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after all Extensions	Ground Lease
2023 EGI Date	Underwriting File
2023 EGI ($)	Underwriting File
2023 Expenses ($)	Underwriting File
2023 NOI ($)	Underwriting File
2023 NCF ($)	Underwriting File
2024 EGI Date	Underwriting File
2024 EGI ($)	Underwriting File
2024 Expenses ($)	Underwriting File
2024 NOI ($)	Underwriting File
2024 NCF ($)	Underwriting File
2025 EGI Date	Underwriting File
2025 EGI ($)	Underwriting File
2025 Expenses ($)	Underwriting File
2025 NOI ($)	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
2025 NCF ($)	Underwriting File
Most Recent Date (if past 2025)	Underwriting File
Most Recent # of months	Underwriting File
Most Recent Description	Underwriting File
Most Recent EGI (if past 2025) ($)	Underwriting File
Most Recent Expenses (if past 2025) ($)	Underwriting File
Most Recent NOI (if past 2025) ($)	Underwriting File
Most Recent NCF (if past 2025) ($)	Underwriting File
Underwritten EGI ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten Net Operating Income ($)	Underwriting File
Underwritten Replacement / FF&E Reserve ($)	Underwriting File
Underwritten TI / LC ($)	Underwriting File
Underwritten Other Reserve ($)	Underwriting File
Underwritten Net Cash Flow ($)	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Provided by the Loan Seller
Rent Steps Date	Provided by the Loan Seller
Largest Tenant by UW Gross Rent	Underwriting File
Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Second Largest Tenant by UW Gross Rent	Underwriting File
Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Third Largest Tenant by UW Gross Rent	Underwriting File
Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Fourth Largest Tenant by UW Gross Rent	Underwriting File
Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Fifth Largest Tenant by UW Gross Rent	Underwriting File
Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Upfront RE Tax Reserve ($)	Draft Loan Agreement
Ongoing RE Tax Reserve ($)	Draft Loan Agreement
Upfront Insurance Reserve ($)	Draft Loan Agreement
Ongoing Insurance Reserve ($)	Draft Loan Agreement
Upfront Replacement Reserve ($)	Draft Loan Agreement
Ongoing Replacement Reserve ($)	Draft Loan Agreement
Replacement Reserve Caps ($)	Draft Loan Agreement
Upfront TI/LC Reserve ($)	Draft Loan Agreement
Ongoing TI/LC Reserve ($)	Draft Loan Agreement
TI/LC Caps ($)	Draft Loan Agreement
Upfront Debt Service Reserve ($)	Draft Loan Agreement
Ongoing Debt Service Reserve ($)	Draft Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Draft Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Draft Loan Agreement
Upfront Environmental Reserve ($)	Draft Loan Agreement
Ongoing Environmental Reserve ($)	Draft Loan Agreement
Upfront Other Reserve ($)	Draft Loan Agreement
Ongoing Other Reserve ($)	Draft Loan Agreement
Other Reserve Description	Draft Loan Agreement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Letter of Credit?	Draft Loan Agreement
Letter of Credit Balance ($)	Draft Loan Agreement
Letter of Credit Description	Draft Loan Agreement
Release Provisions (Y/N)	Draft Loan Agreement
Loan Purpose	Provided by the Loan Seller
Borrower Name	Draft Loan Agreement
Tenant In Common (Y/N)	Draft Loan Agreement
Sponsor	Draft Loan Agreement
Carve-out Guarantor	Draft Guaranty, Draft Loan Agreement
Recourse	Draft Guaranty, Draft Loan Agreement
Single Purpose Borrower (Y/N)	Draft Loan Agreement
Property Manager	Property Management Agreement, Draft Loan Agreement
Exit Fee	Draft Loan Agreement
A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per SF ($)	Mortgage Loan Original Balance ($) divided by SF
Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($)
% of Initial Loan Balance	Mortgage Loan Cut-off Date Balance ($) for each Property divided by the aggregate sum of each Mortgage Loan Cut-off Date Balance ($)
Net Mortgage Loan Rate	Mortgage Loan Rate (%) minus Administrative Fee Rate (%)
Mortgage Loan Monthly Payment ($)	The product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Rate (%) and (iii) 365/360, divided by 12, and rounded to the nearest penny
Mortgage Loan Annual Debt Service ($)	Mortgage Loan Monthly Payment ($) multiplied by 12
Hyper-Am Monthly Payment ($)	The product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Hyper-Am Coupon and (iii) 365/360, divided by 12, and rounded to the nearest penny
Hyper-Am Annual Payment ($)	Hyper-Am Monthly Payment ($) multiplied by 12
Hyper-Am NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Hyper-Am Annual Payment ($)
Hyper-Am NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Hyper-Am Annual Payment ($)
Original Interest-Only Period (Mos.)	Number of payments between and including the First Due Date and Anticipated Repayment Date
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning
Original Term To Maturity (Mos.)	Set equal to Original Interest-Only Period (Mos.)
Remaining Term To Maturity (Mos.)	Original Term To Maturity (Mos.) minus Seasoning
Seasoning	Number of payments between and including the First Due Date and Cut-off Date, subject to a minimum of 0
Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($)
Mortgage Loan Cut-off Date LTV Ratio (%)	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan LTV Ratio at Maturity (%)	Mortgage Loan Balloon Balance ($) divided by As-Is Appraised Value ($)
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Underwritten NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Mortgage Loan Annual Debt Service ($)
Underwritten NOI Debt Yield	Underwritten Net Operating Income ($) divided by Mortgage Loan Cut-off Date Balance ($)
Underwritten NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Mortgage Loan Annual Debt Service ($)
Underwritten NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Mortgage Loan Cut-off Date Balance ($)

B-2